           AIM DYNAMICS FUND - CLASS A, CLASS B, CLASS C, CLASS K AND
         INVESTOR CLASS SHARES AIM SMALL COMPANY GROWTH FUND - CLASS A,
               CLASS B, CLASS C, CLASS K AND INVESTOR CLASS SHARES
                 AIM S&P 500 INDEX FUND - INVESTOR CLASS SHARES

                       Supplement dated September 16, 2005
                   to the Prospectus dated November 19, 2004,
      as supplemented November 19, 2004, December 29, 2004 (Supplement A),
                January 27, 2005, March 2, 2005, April 29, 2005,
                 July 1, 2005, July 13, 2005 and August 5, 2005


The following replaces in its entirety the information appearing under the heading "PORTFOLIO Managers" on page 10-11 of the prospectus:

         "The following individuals are jointly and primarily responsible for the day-to-day management of their respective Fund's portfolio:

         FUND                               PORTFOLIO MANAGER(s)

         Dynamics                           Paul J. Rasplicka
                                            Karl Farmer

         Small Company Growth               Juliet S. Ellis
                                            Juan R. Hartsfield

         S&P 500 Index                      Jeremy S. Lefkowitz
                                            William E. Merson
                                            Maureen Donnellan
                                            Daniel Tsai
                                            W. Lawson McWhorter

         DYNAMICS FUND
         PAUL J. RASPLICKA (lead manager), is Senior Portfolio Manager and has been responsible for Dynamics Fund since 2004. He has been associated with the Advisor and/or its affiliates since 1994.

         KARL FARMER is Portfolio Manager and has been responsible for Dynamics Fund since 2005. He has been associated with the Advisor and/or its affiliates since 1998.

         SMALL COMPANY GROWTH FUND
         JULIET S. ELLIS (lead manager) is Senior Portfolio Manager and has been responsible for Small Company Growth Fund since 2005. She has been associated with the Advisor and/or its affiliates since 2004. From 2000 to 2004, she was Managing Director and from 1993 to 2004, she was a senior portfolio manager with JPMorgan Fleming Asset Management.

         JUAN R. HARTSFIELD is Portfolio Manager and has been responsible for Small Company Growth Fund since 2005. He has been associated with the Advisor and/or its affiliates since 2004. From 2000 to 2004, he was a co-portfolio manager with JPMorgan Fleming Asset Management. From 1999 to 2000, he was a management consultant with Booz Allen & Hamilton.

         S&P 500 INDEX FUND
         JEREMY S. LEFKOWITZ is Portfolio Manager and the lead manager of INVESCO Institutional's Structured Products Group ("SPG") Portfolio Management Team which is responsible for the management of all stock selection, tactical asset allocation, and index portfolios. He has been responsible for S&P 500 Index Fund since 2003 and has been associated with the Advisor and/or its affiliates since 1982.

         WILLIAM E. MERSON is Portfolio Manager and has been responsible for S&P 500 Index Fund since 2003. He has been associated with the Advisor and/or its affiliates since 1982.

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         MAUREEN DONNELLAN is Portfolio Manager and has been responsible for S&P
         500 Index Fund since 2003. She has been associated with the Advisor and/or its affiliates since 1974.

         DANIEL TSAI is Portfolio Manager and has been responsible for S&P 500 Index Fund since 2003. He has been associated with the Advisor and/or its affiliates since 2000. From 1993 to 2000, he was a senior software developer and project leader for Ford Motor Company.

         W. LAWSON MCWHORTER is Portfolio Manager and has been responsible for S&P 500 Index Fund since 2005. In 2004, he was Head Trader for Managed Quantitative Advisors. From 2000 to 2004, he was Managing Partner at Balsam Capital Management, LLC.

         The lead managers generally have final authority over all aspects of the Fund's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings. The degree to which the lead managers may perform these functions, and the nature of these functions, may change from time to time.

         The Dynamics Fund portfolio managers are assisted by the Advisor's MidCap Growth & GARP (growth at a reasonable price) Team. The Small Company Growth Fund portfolio managers are assisted by the Advisor's Small Cap Core/Growth Team. These teams may be comprised of portfolio managers, research analysts and other investment professionals of the Advisor. Team members provide research support and make securities recommendations with respect to the Fund's portfolio, but do not have day-to-day management responsibilities with respect to the Fund's portfolio. Members of the team may change from time to time. More information on these portfolio managers and the team, including biographies of other members of the team, may be found on the Advisor's website (http://www.aiminvestments.com). The website is not part of this prospectus.

         The Fund's Statement of Additional Information provides additional information about the portfolio managers' investments in the Fund, a description of their compensation structure, and information regarding other accounts they manage."


                                       2
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            AIM SMALL COMPANY GROWTH FUND- INSTITUTIONAL CLASS SHARES

                       Supplement dated September 16, 2005
                      to the Prospectus dated July 13, 2005


The following replaces in its entirety the information appearing under the heading "FUND MANAGEMENT - PORTFOLIO MANAGERS" on page 9 of the prospectus:

         "The following individuals are jointly and primarily responsible for the day-to-day management of the Fund's portfolio:

         o Juliet S. Ellis (lead manager), Senior Portfolio Manager, who has been responsible for the Fund since 2005 and has been associated with the Advisor and/or its affiliates since 2004. From 2000 to 2004, she was Managing Director and from 1993 to 2004, she was a senior portfolio manager with JPMorgan Fleming Asset Management. As the lead manager, Ms. Ellis generally has final authority over all aspects of the Fund's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings. The degree to which Ms. Ellis may perform these functions, and the nature of these functions, may change from time to time.

         o Juan R. Hartsfield, Portfolio Manager, who has been responsible for the Fund since 2005 and has been associated with the Advisor and/or its affiliates since 2004. From 2000 to 2004, he was a co-portfolio manager with JPMorgan Fleming Asset Management. From 1999 to 2000, he was a management consultant with Booz Allen & Hamilton.

         They are assisted by the Advisor's Small Cap Core/Growth Team, which may be comprised of portfolio managers, research analysts and other investment professionals of the advisor. Team members provide research support and make securities recommendations with respect to the Fund's portfolio, but do not have day-to-day management responsibilities with respect to the Fund's portfolio. Members of the team may change from time to time. More information on these portfolio managers and the team, including biographies of other members of the team, may be found on the Advisor's website (http://www.aiminvestments.com). The website is not part of this prospectus.

         The Fund's Statement of Additional Information provides additional information about the portfolio managers' investments in the Fund, a description of their compensation structure, and information regarding other accounts they manage."

               AIM S&P 500 INDEX FUND- INSTITUTIONAL CLASS SHARES

                       Supplement dated September 16, 2005
                   to the Prospectus dated November 19, 2004,
      as supplemented November 19, 2004, December 29, 2004 (Supplement A),
         January 27, 2005, March 2, 2005, July 1, 2005 and July 13, 2005


The following information replaces in its entirety the information appearing under the heading "PORTFOLIO MANAGERS" on page 6 of the prospectus:

         "The following individuals are jointly and primarily responsible for the day-to-day management of the Fund's portfolio:

         JEREMY S. LEFKOWITZ is Portfolio Manager and the lead manager of INVESCO Institutional's Structured Products Group ("SPG") Portfolio Management Team which is responsible for the management of all stock selection, tactical asset allocation, and index portfolios. He has been responsible for S&P 500 Index Fund since 2003 and has been associated with the Advisor and/or its affiliates since 1982. As the lead manager, Mr. Lefkowitz generally has final authority over all aspects of the fund's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings. The degree to which Mr. Lefkowitz may perform these functions and the nature of these functions, may change from time to time.

         WILLIAM E. MERSON is Portfolio Manager and has been responsible for S&P 500 Index Fund since 2003. He has been associated with the Advisor and/or its affiliates since 1982.

         MAUREEN DONNELLAN is Portfolio Manager and has been responsible for S&P 500 Index Fund since 2003. He has been associated with the Advisor and/or its affiliates since 1974.

         DANIEL TSAI is Portfolio Manager and has been responsible for S&P 500 Index Fund since 2003 and has been associated with the Advisor and/or its affiliates since 2000. From 1993 to 2000, he was a senior software developer and project leader for Ford Motor Company.

         W. LAWSON MCWHORTER is Portfolio Manager and has been responsible for S&P 500 Index Fund since 2005. In 2004, he was Head Trader for Managed Quantitative Advisors. From 2000 to 2004, he was Managing Partner at Balsam Capital Management, LLC.

         More information on these portfolio managers may be found on the Advisor's website (http://www.aiminvestments.com). The website is not part of this prospectus.

         The fund's Statement of Additional Information provides additional information about the portfolio managers' investments in the fund, a description of their compensation structure, and information regarding other accounts they manage."